Three Canal Plaza, Suite 600
Portland, Maine 04101
(P) 207-347-2000
(F) 207-347-2100

August 6, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds
File Nos. 002-67052/ 811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentleman:

On behalf of Forum Funds (the "Registrant"), a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus for the Merk Absolute Return Currency Fund, Merk Asian Currency Fund and Merk Hard Currency Fund dated August 1, 2010 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on July 20, 2010 (accession number 0000315774-10-000203).

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2065 or nellgarwood.garvey@atlanticfundadmin.com.

Sincerely,

 /s/ Nell-Garwood M. Garvey

Nell-Garwood M. Garvey
Atlantic Fund Administration, LLC

cc:	Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.